Summary of Significant Accounting Policies - Real Estate and Related Intangible Assets (Details)	Dec. 31, 2025
Minimum
Summary of Significant Accounting Policies
Buildings and improvements, useful life	5 years
Maximum
Summary of Significant Accounting Policies
Buildings and improvements, useful life	40 years